KEMPER HORIZON FUND
                                   PORTFOLIOS
                          KEMPER HORIZON 20+ PORTFOLIO
                          KEMPER HORIZON 10+ PORTFOLIO
                           KEMPER HORIZON 5 PORTFOLIO
                            SUPPLEMENT TO PROSPECTUS
                             DATED NOVEMBER 30, 1998
                                 CLASS I SHARES
                                ----------------

The Kemper Horizon Fund consists of three investment portfolios, Kemper Horizon 20+ Portfolio ("Horizon 20+ Portfolio"), Kemper Horizon 10+ Portfolio ("Horizon 10+ Portfolio") and Kemper Horizon 5 Portfolio ("Horizon 5 Portfolio") (collectively the "Portfolios"), each currently offering four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund on behalf of each trust; and (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund. Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the Funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

The primary distinctions among the classes of shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

SUMMARY OF EXPENSES

Shareholder Transaction Expenses (applicable to all Portfolios)

CLASS I SHARES



Maximum Sales Charge on Purchases
  (as a percentage of offering price)................................  None

Maximum Sales Charge on Reinvested Dividends.........................  None

Redemption Fees......................................................  None

Exchange Fee.........................................................  None

Deferred Sales Charge (as a percentage of redemption proceeds).......  None



Annual Fund Operating Expenses


               HORIZON 20+      HORIZON 10+          HORIZON 5
               PORTFOLIO        PORTFOLIO            PORTFOLIO
               ---------        ---------            ---------


Management          0.58%          0.58%               0.58%
Fees

12b-1 Fees           None           None                None

Other Expenses      0.27%          0.41%               0.45%
                    -----          -----               -----
Total
Operating
Expenses            0.85%          0.99%               1.03%
                    =====          =====               =====


EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

PORTFOLIO          1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------          ------   -------   -------  --------

Horizon 20+           $9      $27       $47      $105

Horizon 10+          $10      $32       $55      $121

Horizon 5            $11      $33       $57      $126

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in Class I shares of a Portfolio will bear directly or indirectly.

The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Portfolio of the Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

                          KEMPER HORIZON 20+ PORTFOLIO
--------------------------------------------------------------------------

                                   Year ended July 31,        April 8 to
                                   1998          1997       July 31, 1996
--------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:

Net asset value, beginning of
period                             $12.96           9.73            10.03
--------------------------------------------------------------------------
Income from investment
operations:

Net investment income              0.17          0.19             0.07
--------------------------------------------------------------------------
Net realized and unrealized
  gain (loss)                      1.09          3.17            (0.37)
--------------------------------------------------------------------------
Total from investment
  operations                       1.26          3.36            (0.30)
--------------------------------------------------------------------------
Less Dividends
  Distribution from net
  investment income                0.12          0.13               --
--------------------------------------------------------------------------
  Distribution from net
  realized gain                    0.48            --               --
--------------------------------------------------------------------------
Total Dividends                    0.60          0.13               --
--------------------------------------------------------------------------
Net asset value, end of period   $13.62         12.96             9.73
--------------------------------------------------------------------------
TOTAL RETURN (NOT
ANNUALIZED):                      10.29%        34.84            (2.99)
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS (ANNUALIZED):
Expenses                           0.85%        1.04             0.73
--------------------------------------------------------------------------
Net investment income              1.64%        1.73             2.32
--------------------------------------------------------------------------

                          KEMPER HORIZON 10+ PORTFOLIO
--------------------------------------------------------------------------

                                   Year ended July 31,        April 8 to
                                   1998          1997       July 31, 1996
--------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE:
Net asset value,
  beginning of period              $11.97        9.57            9.83
--------------------------------------------------------------------------
Income from investment
operations:
Net investment income                0.35        0.26            0.09
--------------------------------------------------------------------------
Net realized and unrealized
gain (loss)                          0.84        2.40           (0.26)
--------------------------------------------------------------------------
Total from investment
operations                           1.19        2.66           (0.17)
--------------------------------------------------------------------------
Less Dividends
  Distribution from net
  investment income                  0.29        0.26            0.09
--------------------------------------------------------------------------
  Distribution from net
  realized gain                      0.41          --              --
--------------------------------------------------------------------------
Total Dividends                      0.70        0.26            0.09
--------------------------------------------------------------------------
Net asset value,
end of period                      $12.46       11.97            9.57
--------------------------------------------------------------------------
TOTAL RETURN
(NOT ANNUALIZED):                   10.47%      28.09           (1.74)
--------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS
(ANNUALIZED):
Expenses                            0.99%        1.06            0.73
--------------------------------------------------------------------------
Net investment
income                              2.75%          2.81            3.21
--------------------------------------------------------------------------

                           KEMPER HORIZON 5 PORTFOLIO
--------------------------------------------------------------------------

                                   Year ended July 31,        April 8 to
                                   1998          1997       July 31, 1996
--------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning
  of period                      $11.06          9.58            9.69
--------------------------------------------------------------------------
Income from investment
operations:

Net investment income              0.41          0.32            0.08
--------------------------------------------------------------------------
Net realized and unrealized
gain (loss)                        0.47          1.49           (0.11)
--------------------------------------------------------------------------
Total from investment
operations                         0.88          1.81           (0.03)
--------------------------------------------------------------------------
Less Dividends
  Distribution from net
  investment income                0.39          0.33            0.08
--------------------------------------------------------------------------
  Distribution from net
  realized gain                    0.27           --               --
--------------------------------------------------------------------------
Total Dividends                   0.66          0.33            0.08
--------------------------------------------------------------------------
Net asset value, end of
  period                        $11.28         11.06            9.58
--------------------------------------------------------------------------
TOTAL RETURN (NOT
ANNUALIZED):                     8.29%         19.27           (0.31)
--------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS
(ANNUALIZED):
Expenses                         1.03%          1.20            0.73
--------------------------------------------------------------------------
Net investment
income                           3.89%          3.61            4.11
--------------------------------------------------------------------------

NOTES TO ALL PORTFOLIOS: Per share data for the period ended July 31, 1996, was determined based on average shares outstanding. For the fiscal period ended July 31, 1996, the investment manager agreed to temporarily reduce its management fee and absorb certain operating expenses of the Portfolios. If these expense waivers had not been in effect, the expense ratio would have increased by 0.06% of average net assets for Horizon 20+, 0.04% for Horizon 10+ and 0.05% for Horizon 5. There would have been a corresponding decrease in the net investment income ratio for the period. The waivers were discontinued on August 1, 1996.

SPECIAL FEATURES

Shareholders of a Portfolio's Class I shares may exchange their shares for (i) shares of Zurich Money Funds--Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed under "Special Features-- Class A Shares-- Combined Purchases" in the prospectus. Conversely, shareholders of Zurich Money Funds--Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus under "Special Features-- Exchange Privilege-- General."

November 30, 1998
KHF-1I